Share capital (Details)	Mar. 31, 2021 GBP (£)	Sep. 30, 2020 GBP (£) Vote £ / shares shares	Sep. 30, 2019 GBP (£)	Jan. 31, 2019 GBP (£)	Jan. 01, 2019 GBP (£)
Share capital
Share capital | £	£ 129	£ 129	£ 129	£ 129	£ 129
Number of ordinary shares | shares		1,286,600
Par value per share | £ / shares		£ 0.0001
Number of vote per share | Vote		1